Document and Entity Information	Jun. 04, 2026
Cover [Abstract]
Entity Registrant Name	QUANTUM CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000709283
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-13449
Entity Tax Identification Number	94-2665054
Entity Address, Address Line One	10770 E. Briarwood Avenue
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(408)
Local Phone Number	944-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	QMCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false